Note 9 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

No provisions were made for income taxes for the six months ended June 30, 2011 and 2010 as the Company had cumulative operating losses.  For the six months ended June 30, 2011 and 2010, the Company incurred net losses for tax purposes of $495,522 and $1,172,714, respectively.  The income tax expense (benefit) differs from the amount computed by applying the United States Statutory corporate income tax rate as follows:

	For the Six Months Ended
	June 30,
	2011	2010

United States statutory corporate income tax rate	34.0%	34.0%
Change in valuation allowance on deferred tax assets	-34.0%	-34.0%

Provision for income tax	0.0%	0.0%

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred income tax assets are approximately as follows:

	June 30,	December 31,
	2011	2010
Deferred income tax assets:

Net operating loss carry forwards	$4,079,520	$3,920,540
Valuation allowance	(4,079,520)	(3,920,540)

Net deferred income tax assets	$-	$-

The Company has established a full valuation allowance on its deferred tax asset because of a lack of sufficient positive evidence to support its realization.  The valuation allowance increased by $158,980 and $894,910 for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

The Company has a net operating loss carryover of $11,998,578 to offset future income tax.  The net operating losses expire as follows:

December 31,
2024	$1,152,418
2025	1,917,800
2026	1,663,944
2027	1,475,037
2028	1,216,483
2029	1,473,225
2030	2,609,399
2031	490,272
$11,998,578

Note 9 – Income Taxes

No provisions were made for income taxes for the years ended December 31, 2010 and 2009 as the Company had cumulative operating losses.  For the years ended December 31, 2010 and 2009, the Company incurred net losses for tax purposes of $2,609,399 and $1,473,225, respectively.  The income tax expense (benefit) differs from the amount computed by applying the United States Statutory corporate income tax rate as follows:

	For the Year Ended
	December 31,
	2010	2009

United States statutory corporate income tax rate	34.0%	34.0%
Change in valuation allowance on deferred tax assets	-34.0%	-34.0%

Provision for income tax	0.0%	0.0%

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred income tax assets are approximately as follows:

	December 31,
	2010	2009
Deferred income tax assets:

Net operating loss carry forwards	$3,920,540	$3,025,630
Valuation allowance	(3,920,540)	(3,025,630)

Net deferred income tax assets	$-	$-

The Company has established a full valuation allowance on its deferred tax asset because of a lack of sufficient positive evidence to support its realization.  The valuation allowance increased by $894,910 and $500,900 for the years ended December 31, 2010 and 2009, respectively.

The Company has a net operating loss carryover of $11,508,306 to offset future income tax.  The net operating losses expire as follows:

December 31,
2024	$1,152,418
2025	1,917,800
2026	1,663,944
2027	1,475,037
2028	1,216,483
2029	1,473,225
2030	2,609,399
$11,508,306